Taxation (Details) ¥ in Millions	6 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥)
Taxation [Line Items]
Income tax rate	(0.40%)	(7.00%)
Operating loss carryforwards	$ 5,436,755
Change in valuation allowance	$ (212,865)	$ 45,587
PRC [Member]
Taxation [Line Items]
Income tax rate	5.00%
Operating loss carryforwards | ¥			¥ 1.0
PRC Enterprise Income Tax [Member]
Taxation [Line Items]
Income tax rate	25.00%
Hong Kong [Member]
Taxation [Line Items]
Effective tax rate	16.50%